SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenues	$ 3,317	$ 1,547
Cost of revenues	3,178	967
Segment operational loss	8,027	6,575
Gain on revaluation of warrant liability		400
Net loss	8,281	6,754
Segment assets	76,821		$ 85,160
Segment liabilities	8,175		8,739
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Segment assets	2,872		2,871
Segment liabilities	1,128		1,138
Smart carts [member]
IfrsStatementLineItems [Line Items]
Segment assets	73,949		82,289
Segment liabilities	7,047		$ 7,601
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenues	3,317	1,547
Cost of revenues	3,178	967
Segment operational loss	8,027	6,575
Gain on revaluation of warrant liability		(400)
Financial expenses, net	254	(410)
Tax expenses
Net loss	8,281	5,765
Operating segments [member] | External [Member]
IfrsStatementLineItems [Line Items]
Revenues	3,317	1,547
Cost of revenues	3,178	967
Operating segments [member] | Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues	867	1,353
Cost of revenues	699	957
Segment operational loss	6	(74)
Operating segments [member] | Precision metal parts [member] | External [Member]
IfrsStatementLineItems [Line Items]
Revenues	867	1,353
Cost of revenues	699	699
Operating segments [member] | Smart carts [member]
IfrsStatementLineItems [Line Items]
Revenues	2,450	194
Cost of revenues	2,479	10
Segment operational loss	8,021	6,649
Operating segments [member] | Smart carts [member] | External [Member]
IfrsStatementLineItems [Line Items]
Revenues	2,450	194
Cost of revenues	$ 2,479	$ 10